Schedule of stock options granted (Details)	12 Months Ended
	Jul. 31, 2019 CAD ($) Share	Jul. 31, 2018 CAD ($) Share
Stock option grant date September 8, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		September 8, 2017
Exercise price | $		$ 1.37
Vesting period		10 years
Stock option grant date September 8, 2017 | Executive and directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted		650,000
Stock option grant date September 8, 2017 | Non-executive employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted		1,000
Stock option grant date November 6, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		November 6, 2017
Exercise price | $		$ 2.48
Vesting period		10 years
Stock option grant date November 6, 2017 | Executive and directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted		125,000
Stock option grant date November 6, 2017 | Non-executive employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted		3,000
Stock option grant date December 4, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		December 4, 2017
Exercise price | $		$ 2.69
Vesting period		10 years
Stock option grant date December 4, 2017 | Executive and directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted		1,750,000
Stock option grant date December 4, 2017 | Non-executive employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted		20,000
Stock option grant date January 29, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		January 29, 2018
Exercise price | $		$ 4.24
Vesting period		10 years
Stock option grant date January 29, 2018 | Executive and directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted		0
Stock option grant date January 29, 2018 | Non-executive employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted		261,000
Stock option grant date March 12, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		March 12, 2018
Exercise price | $		$ 3.89
Vesting period		10 years
Stock option grant date March 12, 2018 | Executive and directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted		325,000
Stock option grant date March 12, 2018 | Non-executive employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted		0
Stock option grant date April 16, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		April 16, 2018
Exercise price | $		$ 4.27
Vesting period		10 years
Stock option grant date April 16, 2018 | Executive and directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted		845,000
Stock option grant date April 16, 2018 | Non-executive employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted		61,500
Stock option grant date June 8, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		June 8, 2018
Exercise price | $		$ 5.14
Vesting period		10 years
Stock option grant date June 8, 2018 | Executive and directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted		0
Stock option grant date June 8, 2018 | Non-executive employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted		441,000
Stock option grant date July 11, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		July 11, 2018
Exercise price | $		$ 4.89
Vesting period		10 years
Stock option grant date July 11, 2018 | Executive and directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted		4,325,000
Stock option grant date July 11, 2018 | Non-executive employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted		1,366,500
Stock option grant date September 17, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	September 17, 2018
Exercise price | $	$ 7.93
Vesting period	10 years
Stock option grant date September 17, 2018 | Executive and directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted	650,000
Stock option grant date September 17, 2018 | Non-executive employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted	523,500
Stock option grant date November 22, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	November 22, 2018
Exercise price | $	$ 5.92
Vesting period	10 years
Stock option grant date November 22, 2018 | Executive and directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted	0
Stock option grant date November 22, 2018 | Non-executive employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted	440,000
Stock option grant date December 17, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	December 17, 2018
Exercise price | $	$ 5.09
Vesting period	10 years
Stock option grant date December 17, 2018 | Executive and directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted	74,000
Stock option grant date December 17, 2018 | Non-executive employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted	227,500
Stock option grant date December 17, 2018 | Director
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted	54,000
Vesting period	6-months
Stock option grant date February 19, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	February 19, 2019
Exercise price | $	$ 7.13
Vesting period	10 years
Stock option grant date February 19, 2019 | Executive and directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted	615,000
Stock option grant date February 19, 2019 | Non-executive employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted	626,000
Stock option grant date February 21, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	February 21, 2019
Exercise price | $	$ 7.46
Vesting period	10 years
Stock option grant date February 21, 2019 | Executive and directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted	3,333,333
Stock option grant date February 21, 2019 | Non-executive employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted	0
Stock option grant date March 20, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 20, 2019
Exercise price | $	$ 8.50
Vesting period	10 years
Stock option grant date March 20, 2019 | Executive and directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted	325,000
Stock option grant date March 20, 2019 | Non-executive employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted	1,077,500
Stock option grant date April 17, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	April 17, 2019
Exercise price | $	$ 8.24
Vesting period	10 years
Stock option grant date April 17, 2019 | Executive and directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted	0
Stock option grant date April 17, 2019 | Non-executive employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted	1,132,500
Stock option grant date July 18, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	July 18, 2019
Exercise price | $	$ 6.54
Vesting period	10 years
Stock option grant date July 18, 2019 | Executive and directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted	650,000
Stock option grant date July 18, 2019 | Non-executive employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted	2,768,785
Stock option grant date July 26, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	July 26, 2019
Exercise price | $	$ 5.88
Vesting period	10 years
Stock option grant date July 26, 2019 | Executive and directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted	250,000
Stock option grant date July 26, 2019 | Non-executive employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted	0